Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (14,601,507)	$ (5,482,793)	$ (10,997,929)	$ (5,845,053)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation and amortization	631,083	(76,013)	43,871	591,459
Stock-based compensation	1,664,191	593,116	865,112	1,329,643
Stock-based compensation - restricted common stock		33,333	33,332
Interest and accretion on convertible notes and notes payable	1,637,951	74,410
Interest and accretion on convertible notes			126,024
Issuance of common stock for services				237,500
Issuance of warrants for services	1,850,533		368,287	253,749
Change in fair value of contingent liabilities	2,131,000	(472,000)	1,387,000
Loss on debt extinguishment			663,522
Change in operating assets and liabilities:
Accounts receivable			36,298	(40,585)
Accounts and other receivables	(18,402)	(55,706)
Prepaid expense	(582,649)	38,057	(184,112)	307,983
Inventory	(228,834)	40,950	33,987	127,129
Deposits				(30,000)
Accounts payable and accrued expenses	(740,034)	721,078	968,788	(155,661)
Due to related parties	(1,009,368)	272,530	868,725
Net cash used in operating activities	(9,266,036)	(4,313,038)	(5,787,095)	(3,223,836)
Cash flows used in investing activities:
Purchase of intangible assets				(148,656)
Net cash used in investing activities				(148,656)
Cash flows from financing activities:
Proceeds from promissory notes	6,500,743	1,060,949	263,907
Proceeds from promissory notes, due to related parties		366,000
Proceeds from financing, net of issuance costs			6,692,765
Shares issued for cash, net of offering costs				6,275,164
Repayment of notes payable	(127,798)
Proceeds from exercise of warrants	3,000
Net cash provided by financing activities	6,375,945	1,426,949	6,956,672	6,275,164
Net change in cash	(2,890,091)	(2,886,089)	1,169,577	2,902,672
Cash at beginning of year	4,072,339	2,902,762	2,902,762	90
Cash at end of year	1,182,248	16,673	4,072,339	2,902,762
Supplemental disclosure of cash flow information:
Cash paid for interest				45,449
Cash paid for taxes
Non-cash investing and financing activities:
Derivative liabilities and debt discount issued in connection with convertible notes	2,438,379	391,648	(2,485,346)
Warrants and debt discount issued in connection with convertible notes	4,341,042	571,807	(5,125,534)
Settlement of notes payable with convertible notes	278,678
Contingent liabilities		9,926,000
Derivative liabilities and debt discount issued in connection with convertible notes	(2,438,379)	(391,648)	2,485,346
Warrants and debt discount issued in connection with convertible notes	$ (4,341,042)	$ (571,807)	5,125,534
Contingent liabilities			9,926,000
Issuance of common stock in lieu of payables				261,453
Issuance of common stock in connection with business combination			7,774,000	12,500,000
Notes payable assumed in connection with business combination			468,137
Issuance of warrants in connection with business combination				1,932,300
Initial adoption of ROU asset and lease liability				$ 1,317,830